[GRAPHIC OMITTED][GRAPHIC OMITTED]
-----------------------------------------------------------------------

CDC NVEST MUNICIPAL INCOME FUND
CDC NVEST MASSACHUSETTS TAX FREE INCOME FUND

STATEMENT OF ADDITIONAL INFORMATION -- PART I


MAY 1, 2001 (AS REVISED OCTOBER 1, 2001)


         This Statement of Additional Information (the "Statement") contains information which may be useful to investors but which is not included in the Prospectus of CDC Nvest Funds listed above (the "Funds" and each a "Fund"). This Statement is not a prospectus and is authorized for distribution only when accompanied or preceded by the Prospectus of the Funds dated May 1, 2001 (the "Prospectus"). The Statement should be read together with the Prospectus. Investors may obtain a free copy of the Prospectus from CDC IXIS Asset Management Distributors, L.P. (the "Distributor", formerly Nvest Funds Distributor, L.P.), Prospectus Fulfillment Desk, 399 Boylston Street, Boston, MA 02116, by calling CDC Nvest Funds at 800-225-5478 or by placing an order online at www.cdcnvestfunds.com. Part I of this Statement contains specific information about the Funds. Part II includes information about the Funds and other CDC Nvest Funds.

         The CDC Nvest Municipal Income Fund is a diversified fund of CDC Nvest Funds Trust I, a registered open-end management investment company that offers a total of twelve funds. The CDC Nvest Massachusetts Tax Free Income Fund is a series of CDC Nvest Funds Trust II a registered open-end management investment company that offers a total of five funds. CDC Nvest Funds Trust I and CDC Nvest Funds Trust II are collectively referred to in this Statement as the "Trusts" and are each referred to as a "Trust". Each Fund's financial statements and accompanying notes that appear in such Fund's annual and semi-annual reports are incorporated by reference into this Statement. The Funds' annual and semiannual reports contain additional performance information and are available upon request and without charge, by calling 800-225-5478.


                          T A B L E  O F  C O N T E N T S
                                                                           Page
                                     PART I

          Investment Restrictions                                           ii
          Fund Charges and Expenses                                         iv
          Ownership of Fund Shares                                         vii
          Investment Performance of the Fund                               vii

                                                PART II
          Miscellaneous Investment Practices                                2
          Management of the Trusts                                          27
          Portfolio Transactions and Brokerage                              47
          Description of the Trusts and Ownership of Shares                 55
          How to Buy Shares                                                 59
          Net Asset Value and Public Offering Price                         60
          Reduced Sales Charges - Class A Shares Only                       61
          Shareholder Services                                              63
          Redemptions                                                       70
          Standard Performance Measures                                     73
          Income Dividends, Capital Gain Distributions and Tax Status       78
          Financial Statements                                              82
          Appendix A - Description of Bond Ratings                          83
          Appendix B - Media That May Contain Fund Information              87
          Appendix C - Advertising and Promotional Literature               88

--------------------------------------------------------------------------------
                             INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

     The following is a description of restrictions on the investments to be made by the Funds. The restrictions marked with an asterisk (*) may not be changed without the vote of a majority of the outstanding voting securities of the Fund. The other restrictions set forth below are not fundamental policies and may be changed by the Trust's Board of Trustees. Except in the case of restrictions marked with a dagger (+) below, the percentages set forth below and the percentage limitations set forth in the Prospectus will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security. The Investment Company Act of 1940, as amended (the "1940 Act"), provides that a "vote of a majority of the outstanding voting securities" of the Fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

CDC NVEST MUNICIPAL INCOME FUND
CDC Nvest Municipal Income Fund (the "Municipal Income Fund") will not:


*(1) With respect to 75% of its total assets, purchase any security if, as a result, more than 5% of its total assets (based on current value) would then be invested in the securities of a single issuer or acquire more than 10% of the outstanding voting securities of any issuer; provided, however, this limitation does not apply to government securities as defined in the 1940 Act;

*(2) Purchase any securities (other than U.S. government securities) if, as a result, more than 25% of the Fund's total assets (taken at current value) would be invested in any one industry. For purposes of this restriction, telephone, gas and electric public utilities are each regarded as separate industries and finance companies whose financing activities are related primarily to the activities of their parent companies are classified in the industry of their parents. For purposes of this restriction with regard to bank obligations, bank obligations are considered to be one industry, and asset-backed securities are not considered to be bank obligations;

(3) Invest more than 25% of its total assets (taken at current value) in industrial development revenue bonds that are based, directly or indirectly, on the credit of private entities in any one industry or in securities of private issuers in any one industry. (For the purpose of this restriction, "private activity bonds" under the Internal Revenue Code of 1986, as amended (the "Code"), will be treated as industrial revenue bonds.) (In the utilities category, gas, electric, water and telephone companies will be considered as being in separate industries);

*(4) Make short sales of securities, maintain a short position or purchase securities on margin, except that the Fund may obtain short-term credits as necessary for the clearance of security transactions, and the Fund may make any short sales or maintain any short positions where the short sales or short positions would not constitute "senior securities" under the 1940 Act;

*(5) Borrow money except for temporary or emergency purposes; provided, however, that the Fund may loan securities, engage in reverse repurchase agreements and dollar rolls, in an amount not exceeding 33 1/3% of its total assets taken at cost;

*(6) Make loans, except that the Fund may purchase or hold debt instruments in accordance with its investment objective and policies; provided, however, that this restriction does not apply to repurchase agreements or loans of portfolio securities;
*(7) Purchase or sell commodities, except that the Fund may purchase and sell future contracts and options, may enter into swap agreements and other financial transactions not requiring the delivery of physical commodities;

*(8) Purchase or sell real estate, although it may purchase securities of issuers that deal in real estate, securities that are secured by interests in real estate, and securities that represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein;

*(9) Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

(10) Write, purchase, or sell puts, calls or combinations thereof, except that the Fund may write, purchase and sell puts, calls or combinations thereof with regard to futures contracts;

*(11) Issue senior securities, except for permitted borrowings or as otherwise permitted under the 1940 Act; or

+(12) Invest more than 15% of the Fund's total net assets in illiquid securities (excluding Rule 144A securities and certain Section 4(2) commercial paper deemed to be liquid under guidelines established by the Trust's trustees).

     The Fund may invest more than 25% of its assets in industrial development revenue bonds, subject to limitation (3) above.


CDC NVEST MASSACHUSETTS TAX FREE INCOME FUND

CDC Nvest Massachusetts Tax Free Income Fund (the "Massachusetts Fund") will not:

*(1) Borrow money except for temporary or emergency purposes; provided, however, that the Fund may loan securities, engage in reverse repurchase agreements and dollar rolls, in an amount not exceeding 33 1/3% of its total assets taken at cost;

*(2) Make short sales of securities, maintain a short position or purchase securities on margin, except that the Fund may obtain short-term credits as necessary for the clearance of security transactions, and the Fund may make any short sales or maintain any short positions where the short sales or short positions would not constitute "senior securities" under the 1940 Act;

*(3) Act as underwriter, except to the extent that in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

*(4) Purchase or sell real estate, although it may purchase securities of issuers that deal in real estate, securities that are secured by interests in real estate, and securities that represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein;

*(5) Purchase or sell commodities, except that the Fund may purchase and sell future contracts and options, may enter into foreign exchange contracts and swap agreements and other financial transactions not requiring the delivery of physical commodities;

*(6) Make loans, except that the Fund may purchase or hold debt instruments in accordance with its investment objective and policies; provided, however, that this restriction does not apply to repurchase agreements or loans of portfolio securities;

(7) Purchase securities restricted as to resale, if, as a result, such investments would exceed 5% of the value of the Fund's net assets;

*(8) Purchase any securities (other than U.S. government securities) if, as a result, more than 25% of the Fund's total assets (taken at current value) would be invested in any one industry. For purposes of this restriction, telephone, gas and electric public utilities are each regarded as separate industries and finance companies whose financing activities are related primarily to the activities of their parent companies are classified in the industry of their parents. For purposes of this restriction with regard to bank obligations, bank obligations are considered to be one industry, and asset-backed securities are not considered to be bank obligations;


*(9) With respect to 75% of its total assets, purchase any security if, as a result, more than 5% of its total assets (based on current value) would then be invested in the securities of a single issuer or acquire more than 10% of the outstanding voting securities of any issuer; provided, however, this limitation does not apply to government securities as defined in the 1940 Act; or

(10) Issue senior securities, except for permitted borrowings or as otherwise permitted under the 1940 Act.

     The Fund will not purchase an investment if, immediately after and as a result of such purchase, less than 85% of the Fund's assets would consist of securities rated AAA, AA, A or BBB by Standard & Poor's or Fitch,. or Aaa, Aa, A, or Baa by Moody's or are non-rated but are considered to be of comparable quality by the Fund's subadviser.


--------------------------------------------------------------------------------
                            FUND CHARGES AND EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES

     Pursuant to separate advisory agreements, each dated October 30, 2000, CDC IXIS Asset Management Advisers, L.P. ("CDC IXIS Advisers", formerly Nvest Funds Management, L.P.) has agreed, subject to the supervision of the Board of Trustees of the Trusts, to manage the investment and reinvestment of the assets of each Fund and to provide a range of administrative services to each Fund. For the services described in the advisory agreements, each Fund has agreed to pay CDC IXIS Advisers a gross advisory fee at the annual rates set forth in the following table, which fees maybe reduced by the amount of any subadvisory fees payable by the Fund to the subadviser pursuant to the subadvisory agreement:

                           Advisory Fee payable by the Fund to CDC IXIS Advisers
                              (as a % of average daily net assets of the Fund)
                              ------------------------------------------------
Fund

Municipal Income Fund              0.50%  of the first $100 million
                                   0.375% of amounts in excess of $100 million

Massachusetts Fund                 0.60%  of the first $100 million
                                   0.50%  of amounts in excess of $100 million

     Each advisory agreement provides that CDC IXIS Advisers may delegate its responsibilities thereunder to other parties.


     Pursuant to separate subadvisory agreements each dated October 1, 2001, CDC IXIS Advisers has delegated responsibility for managing the investment and reinvestment of each Fund's assets to Loomis, Sayles & Company, L.P. ("Loomis Sayles") as subadviser. For providing such subadvisory services to the Fund, the Fund pays Loomis Sayles a subadvisory fee at the annual rates set forth in the following table:


Fund                           Subadvisory Fees
----                           ----------------

Municipal Income Fund          0.250% of the first $100 million
                               0.1875% of amounts in excess of $100 million

Massachusetts Fund             0.30% of the first $100 million
                               0.25% of amounts in excess of $100 million


     CDC IXIS Advisers has given a binding undertaking to the Massachusetts Fund to reduce its fees and, if necessary, to bear certain expenses associated with operating the Fund in order to limit the Fund's total operating expenses to an annual rate of 1.40% of the average daily net assets attributable to the Fund's Class A shares and 2.05% of such assets attributable to the Fund's Class B shares. The undertaking will be binding on CDC IXIS Advisers until May 1, 2002, subject to the obligation of the Fund to pay such deferred fees and expenses in later periods to the extent that the expenses of the Massachusetts Fund fall below the annual rate of 1.40% of average daily net assets for Class A shares and 2.05% for Class B shares; provided, however, that the Fund is not obligated to pay any such deferred fees or expense reimbursement more than one year after the end of the fiscal year in which the fee or expense was deferred.

     In 1998, each subadvisory agreement was amended to add the relevant Fund as a party and to provide that the subadvisory fees payable under such agreement are payable by the Fund rather than by CDC IXIS Advisers. Also in 1998, the advisory agreements for each Fund were amended to provide that the advisory fees payable by the Fund to CDC IXIS Advisers are reduced by the amounts of any subadvisory fees paid directly by the Fund to its subadviser. These amendments to the Funds' advisory and subadvisory agreements did not change the management and subadvisory fee rates under the agreements, or the services to be provided to each Fund by CDC IXIS Advisers and the subadviser under the agreements. Furthermore, these amendments did not change the overall level of fees payable by each Fund.

         For the last three fiscal years, the advisory fees payable by the Funds (before any voluntary reductions and any reduction by the amount of any subadvisory fees paid by the Fund to its subadviser) and the advisory fees actually paid by the Fund were as follows:


        MUNICIPAL INCOME FUND

                                                            1998                 1999                 2000
                                                            ----                 ----                 ----

        Total Advisory Fee                              $834,043             $803,051             $720,304

        CDC IXIS Advisers
                  Fee Earned                            $417,021             $401,526             $360,152
                                                        --------             --------             --------
                  Total Paid                            $417,021             $401,526             $360,152


        Back Bay Advisors*

                  Fee Earned                            $417,022             $401,525             $360,152
                                                        --------             --------             --------
                  Total Paid                            $417,022             $401,525             $360,152



        MASSACHUSETTS FUND

                                                            1998                 1999                 2000
                                                            ----                 ----                 ----

        Total Advisory Fee                              $704,088             $690,093             $597,512

        CDC IXIS Advisers
                  Fee Earned                            $352,044             $345,047             $298,756
                  Amount Waived                         $190,258             $181,710             $128,411
                                                        --------             --------             --------
                  Total Paid                            $161,786             $163,337             $170,345


        Back Bay Advisors*

                  Fee Earned                            $352,044             $345,046             $298,756
                  Amount Waived                         $190,258             $181,710             $128,411
                                                        --------             --------             --------
                  Total Paid                            $161,786             $163,336             $170,345



          * The subadviser to each Fund prior to June 1, 2001 was Back Bay Advisors, L.P. ("Back Bay Advisors"). Effective June 1, 2001, Loomis Sayles became subadviser to each Fund.


BROKERAGE COMMISSIONS

     For the fiscal years ended December 31, 1998, 1999 and 2000, Municipal Income Fund paid no brokerage commissions on portfolio transactions.

     For the fiscal years ended December 31, 1998, 1999 and 2000, Massachusetts Fund paid total brokerage commissions of $190,195, $0 and $0, respectively, on portfolio transactions.

For more information about Fund portfolio transactions, see "Portfolio Transactions and Brokerage" in Part II of this Statement.

SALES CHARGES AND 12B-1 FEES

     As explained in Part II of this Statement, the Class A and Class B shares of each Fund pay the Distributor fees under separate plans adopted pursuant to Rule 12b-1 under the 1940 Act. The following table shows the amounts of Rule 12b-1 fees paid by the Fund during the fiscal years ended December 31, 1998, 1999 and 2000:

FUND                         1998        1999           2000
----                         ----        ----           ----

Municipal Income Fund        $436,749    $411,552       $360,102    (Class A)
                             $143,798    $161,938       $147,075    (Class B)

Massachusetts Fund           $394,314    $380,755       $319,292    (Class A)
                              $81,563     $90,314        $84,737    (Class B)

     During the fiscal year ended December 31, 2000, the Distributor's expenses relating to the Fund's 12b-1 plans were as follows (Class B compensation to investment dealers excludes advance commissions sold to a third party):


MUNICIPAL INCOME FUND
(Class A Shares)
Compensation to Investment Dealers                                                                $362,011
Compensation to Distributor's Sales Personnel and Other Related Costs                             $101,664
                                                                                                  --------
                                                                  TOTAL                           $463,675

(Class B Shares)
Compensation to Investment Dealers                                                                $140,693
Compensation to Distributor's Sales Personnel and Other Related Costs                              $50,035
                                                                                                   -------
                                                                  TOTAL                           $190,728

MASSACHUSETTS FUND
(Class A Shares)
Compensation to Investment Dealers                                                                $229,590
Compensation to Distributor's Sales Personnel and Other Related Costs                             $137,715
                                                                                                  --------
                                                                  TOTAL                           $367,304

(Class B Shares)
Compensation to Investment Dealers                                                                 $79,157
Compensation to Distributor's Sales Personnel and Other Related Costs                              $29,752
                                                                                                   -------
                                                                  TOTAL                           $108,909

     Of the amounts listed above as compensation to investment dealers, the amounts appearing in the table below were paid by the Distributor to New England Securities Corporation ("New England Securities"), MetLife Securities, Inc. ("MetLife Securities"), and Nathan & Lewis Securities, Inc. ("Nathan & Lewis") broker-dealer affiliates of the Distributor until October 30, 2000. New England Securities, MetLife Securities and Nathan & Lewis paid substantially all of the fees it received from the Distributor (a) in commissions to its sales personnel and (b) to defray sales-related overhead costs.

NEW ENGLAND SECURITIES
                                         Class A             Class B
Municipal Income Fund                   $206,224             $8,614
Massachusetts Fund                       $21,718             $5,546

METLIFE SECURITIES
                                         Class A             Class B
Municipal Income Fund                    $4,210              $3,108
Massachusetts Fund                       $2,375              $2,007

NATHAN & LEWIS
                                         Class A             Class B
Municipal Income Fund                     $859                 $0
Massachusetts Fund                        $459                 $0

--------------------------------------------------------------------------------
                            OWNERSHIP OF FUND SHARES
--------------------------------------------------------------------------------

     As of April 2, 2001, to the Trust's knowledge, the following persons owned of record or beneficially 5% or more of the outstanding shares of the indicated classes of the Fund set forth below.

        FUND                      SHAREHOLDER AND ADDRESS                                   OWNERSHIP PERCENTAGE

        MUNICIPAL INCOME FUND
        Class B Shares            MLPF&S For the Sole Benefit of It's Customers                     5.48%
                                  Attn Fund Administration ML#97CH7
                                  4800 Deer Lake Drive East - 2nd FL
                                  Jacksonville, FL 32246-6484

        MASSACHUSETTS FUND
        Class B Shares            MLPF&S For the Sole Benefit of It's Customers                    17.05%
                                  Attn Fund Administration ML#97CJ1
                                  4800 Deer Lake Drive East - 2nd FL
                                  Jacksonville, FL 32246-6484


--------------------------------------------------------------------------------
                       INVESTMENT PERFORMANCE OF THE FUND
--------------------------------------------------------------------------------

                      PERFORMANCE RESULTS - PERCENT CHANGE
                         FOR THE PERIODS ENDED 12/31/00*

MUNICIPAL INCOME FUND

                                                           Aggregate                               Average Annual
                                                          Total Return                              Total Return
                                             ---------------------------------------    --------------------------------------

Class A shares: As a % of                                   5 Years      10 Years         1 Year     5 Years       10 Years
                                                            -------      --------         ------     -------       --------

-----------------------------------------------

Net Asset Value                                              26.54         85.70           8.76        4.82          6.38
Maximum Sales Charge                                         20.82         77.33           3.83        3.86          5.90



                                                            Aggregate                               Average Annual
                                                          Total Return                               Total Return
                                             ----------------------------------------    -------------------------------------
                                                                           Since                                    Since
                                                                                -                                        -

Class B shares: As a % of                                    5 Years      9/13/93**        1 Year     5 Years      9/13/93**
                                                             -------      ---------        ------     -------      ---------

-----------------------------------------------

Net Asset Value                                               21.90         30.76           7.96       4.04          3.74
Maximum Sales Charge and Redemption at End of                 19.96         30.76           2.96       3.71          3.74
Period




MASSACHUSETTS FUND

                                                           Aggregate                                Average Annual
                                                          Total Return                               Total Return
                                             ---------------------------------------     -------------------------------------

Class A shares: As a % of                                   5 Years      10 Years          1 Year    5 Years       10 Years
                                                            -------      --------          ------    -------       --------

-----------------------------------------------

Net Asset Value                                              24.04         84.99            9.27       4.40          6.34
Maximum Sales Charge                                         18.74         77.14            4.60       3.50          5.88



                                                            Aggregate                               Average Annual
                                                          Total Return                               Total Return
                                             ----------------------------------------    -------------------------------------
                                                                           Since                                     Since


Class B shares: As a % of                                    5 Years      9/13/93**        1 Year     5 Years      9/13/93**
                                                             -------      ---------                   -------      ---------

-----------------------------------------------

Net Asset Value                                               20.13         29.91           8.59       3.74           3.65
Maximum Sales Charge and Redemption at End of                 18.22         29.91           3.59       3.41           3.65
Period


     * Federal regulations require this example to be calculated using a $1,000 investment. The normal minimum initial investment in shares of each Fund is $2,500, however.

     ** Commencement of Fund operations or offering of the indicated class of shares.


     The foregoing data represent past performance only and are not a prediction as to the future returns of the Fund. The investment return and principal value of an investment in the Fund will fluctuate so that the investor's shares, when redeemed, may be worth more or less than their original cost.

                       YIELD AND TAXABLE EQUIVALENT YIELDS
                      FOR THE 30-DAY PERIOD ENDED 12/31/00*

 Fund                                          Class A            Class B
 -----                                         -------            -------

 Municipal Income Fund                         4.96               4.43

 Massachusetts Fund                            4.76               4.34


Taxable equivalent yields:
                             Combined Tax Rate**        Taxable Equivalent Yield
Fund                         Class A       Class B       Class A        Class B

Massachusetts Fund           43.13         43.13          8.37           7.63

    * Yields for Class A shares are based on the public offering price of a share of the Fund and yields for Class B shares are based on the net asset value of a share of the Fund.

    ** Based on combined federal and Massachusetts marginal tax rates for individuals, assuming deduction of state income taxes for purposes of calculating federal taxable income.

DISTRIBUTION RATE OF RETURN

     Each class of the Fund may include in their written sales material rates of return based on that class's distributions from net investment income and short-term capital gains for a recent 30-day, three-month or one-year period. Distributions of less than one year are annualized by multiplying the factor necessary to produce 12 months of distributions. The distribution rates are determined by dividing the amount of a class's distributions per share over the relevant period by either the maximum offering price in the case of Class A shares or the price assuming redemption at the end of the period in the case of Class B shares or the net asset value of a share of a class on the last day of the period.

                               DISTRIBUTION RATES
FOR PERIODS ENDING 12/31/00


                        AS A % OF                                       1 MONTH
---------------------------------------------------------               --------

   MUNICIPAL INCOME FUND
   (Class A shares)
   Net Asset Value.......................................               8.04%
   Maximum Offering Price................................               7.67%

   (Class B shares)
   Net Asset Value.......................................               7.23%

   MASSACHUSETTS FUND
   (Class A shares)
   Net Asset Value.......................................               5.57%

   Maximum Offering Price................................               5.34%
   (Class B shares)
   Net Asset Value.......................................               4.90%

     The foregoing data represent past performance only, and are not a representation as to the future results of any Fund. The investment return and principle value of any investment in any Fund will fluctuate so that the investor's shares, when redeemed, may be worth more or less than their original cost.